Other non-current assets (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Other Noncurrent Assets [Abstract]
Surplus in employees' defined benefit plans	[1]	$ 134	$ 112
Non-current inventories		77	74
Receivables from equity-accounted investees sale		9	9
Long term deposits		8	11
Investments in equity-accounted investees		3	2
Derivative designated as a cash flow hedge		3	1
Other		27	30
Total other non-current assets		$ 261	$ 239

[1]	See Note 16.